Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Schedule of intangible assets and goodwill

						Software
		Rights on	Customer	Educational		license and		Educational	Non-compete
	Goodwill	contracts	relationships	system	Copyrights	development	Trademarks	platform	agreement	In Progress	Total

Cost
As of December 31, 2020	1,394,351	15,263	322,143	280,998	29,460	45,317	476,354	170,348	11,856	1,857	2,747,947
Acquisitions	—	—	—	—	7,914	43,569	101	75,516	985	23,233	151,318
Disposals	—	—	—	—	—	(9)	—	(252)	—	—	(261)
Acquisitions through business combinations	622,502	—	26,197	45,138	179	10,023	66,250	39,771	5,450	—	815,510
Finalization of price allocation (c)	(66,952)	—	—	—	—	—	—	—	—	—	(66,952)
Transfer	—	—	—	—	—	—	—	23,018	—	(23,018)	—
As of December 31, 2021	1,949,901	15,263	348,340	326,136	37,553	98,900	542,705	308,401	18,291	2,072	3,647,562
Acquisitions (a)	—	—	—	—	9,580	37,355	14,312	93,675	1,477	9,447	165,846
Finalization of price allocation (b)	975	—	—	—	—	—	—	—	—	—	975
Transfer	—	—	—	—	15,635	—	—	(5,156)	—	(10,479)	—
As of December 31, 2022	1,950,876	15,263	348,340	326,136	62,768	136,255	557,017	396,920	19,768	1,040	3,814,383

Amortization
As of December 31, 2020	—	(6,818)	(38,237)	(49,175)	(18,103)	(9,741)	(27,315)	(46,164)	(2,757)	—	(198,310)
Amortization	—	(1,735)	(35,368)	(33,682)	(8,031)	(16,561)	(26,559)	(66,970)	(3,236)	—	(192,142)
Disposals	—	—	—	—	—	11	—	239	—	—	250
As of December 31, 2021	—	(8,553)	(73,605)	(82,857)	(26,134)	(26,291)	(53,874)	(112,895)	(5,993)	—	(390,202)
Amortization	—	(1,974)	(37,734)	(36,420)	(11,422)	(24,844)	(31,386)	(92,012)	(4,342)	—	(240,134)
As of December 31, 2022	—	(10,527)	(111,339)	(119,277)	(37,556)	(51,135)	(85,260)	(204,907)	(10,335)	—	(630,336)

Net book value
As of December 31, 2020	1,394,351	8,445	283,906	231,823	11,357	35,576	449,039	124,184	9,099	1,857	2,549,637
As of December 31, 2021	1,949,901	6,710	274,735	243,279	11,419	72,609	488,831	195,506	12,298	2,072	3,257,360
As of December 31, 2022	1,950,876	4,736	237,001	206,859	25,212	85,120	471,757	192,013	9,433	1,040	3,184,047
(a)

The acquisitions of the period are mainly due to the development of educational content from the 2023 school year, development of technology platforms for the supply of digital content, as well as licenses and software development for new projects. In 2022 Arco also acquired the solutions Mentes do Amanhã and PGS, as described in Note 1.2 (c).

(b)

Refers to the P2D purchase price allocation adjustment made upon completion of the calculation of the fair value of intangible assets in accordance with the period defined by IFRS 3. During the measurement period, the Company obtained new information about facts and circumstances that existed at the acquisition date, mainly related to the change in the projections that resulted in goodwill adjustment.

(c)

Refers to the Geekie and EI purchase price allocation adjustment made upon completion of the calculation of the fair value of assets acquired and liabilities assumed in accordance with the measurement period defined by IFRS 3. During the measurement period, the Company obtained new information about facts and circumstances that existed at the acquisition date, mainly related to the change in the projections used to define the accounts payable to selling shareholders and recognized an adjustment in goodwill and accounts payable to selling shareholders to reflect the new information obtained.

Schedule of the carrying amount of goodwill by operating segment

	2022	2021
Core	1,475,141	1,474,166
Supplemental	475,735	475,735
	1,950,876	1,949,901

Schedule of assumptions used in value-in-use calculations

			Budget period		Growth rate beyond
	Gross margin		growth rate		budget period		Discount rate
	2022	2021	2022	2021	2022	2021	2022	2021
Core	78.0%	79.7%	10.3%	13.8%	3.0%	3.3%	13.2%	11.7%
Supplemental	80.9%	86.5%	18.0%	16.4%	3.0%	3.3%	14.5%	12.9%

Summary of estimated useful lives of intangible assets

The estimated useful lives of intangible assets for the years ended December 31, 2022, are as follows:

Years
Rights on contracts	10
Customer relationships	5 to 16
Educational system	3 to 10
Copyrights	3
Software license	2 to 5
Trademarks	10 to 20
Educational platform	3 to 10
Non-compete agreement	2 to 5